Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay vs. Performance Disclosure
					Value of Fixed $100 Investment Based On:
Year	Summary Compensation Table for PEO ($)(1)	Compensation actually paid to PEO($)(2)	Average Summary Compensation Table Total Average for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)	Ameresco Total Shareholder Return($)(4)	NASDAQ Clean Edge Total Shareholder Return ($)(4)	Net Income($)	Adjusted EBITDA ($)(5)
2022	6,499,486	(5,735,675)	1,333,224	(740,101)	327	194	98,549,000	204,512,000
2021	7,046,400	36,700,814	1,297,940	5,164,424	465	277	80,191,000	152,715,000
2020	1,469,973	4,286,201	657,195	2,108,713	299	285	56,922,000	117,877,000

Notes

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	Our PEO was George Sakellaris for all years in the table. Our non-PEO NEOs for 2020 were Spencer Hole, Michael Bakas, Nicole Bulgarino, and David Corrsin. Our non-PEO NEOs for 2021 and 2022 were Spencer Hole, Michael Bakas, Nicole Bulgarino, and Britta MacIntosh.
Peer Group Issuers, Footnote [Text Block]	(4) Cumulative total shareholder return (TSR) calculated based on an assumed $100 investment as of December 31, 2019. The peer group TSR reflects the TSR of the NASDAQ Clean Edge Green Energy Index.
PEO Total Compensation Amount	$ 6,499,486	$ 7,046,400	$ 1,469,973
PEO Actually Paid Compensation Amount	$ (5,735,675)	36,700,814	4,286,201
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported in this column represent the amount of “compensation actually paid” to the PEO in 2022, 2021 and 2020. The following table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP amounts from the Summary Compensation Table amounts. The Summary Compensation Table amounts and the CAP amounts do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act. Equity compensation fair value was calculated based on assumptions determined in accordance with FASB ASC Topic 718. Valuation assumptions used to calculate fair values did not materially differ from those used to calculate fair values at the time of grant as reflected in the Summary Compensation Table Amounts.

PEO Compensation Actually Paid Detail
	Compensation Actually Paid Detail
Compensation Element	2020($)	2021($)	2022($)
Summary Compensation Table (SCT) Reported Total Compensation	1,469,973	7,046,400	6,499,486
Aggregate SCT Reported Equity Compensation (-)	—	(5,233,075)	(5,043,613)
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	—	12,229,652	3,308,244
Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Outstanding (+/-)	2,842,726	22,831,678	(4,451,061)
Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Vesting During Covered FY (+/-)	(26,498)	(173,842)	(6,048,731)
Compensation Actually Paid Determination	4,286,201	36,700,814	(5,735,675)

Non-PEO NEO Average Total Compensation Amount	$ 1,333,224	1,297,940	657,195
Non-PEO NEO Average Compensation Actually Paid Amount	$ (740,101)	5,164,424	2,108,713
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	(3) The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the non-PEO NEOs in 2022, 2021 and 2020, as computed in accordance with Item 402(v) of Regulation S-K. The following table describes the adjustments, each of which is prescribed by SEC rule, to calculate the CAP amounts from the Summary Compensation Table Amounts. The Summary Compensation Table amounts and the CAP amounts do not reflect the actual amount of compensation earned by or paid to our non-PEO NEOs during the applicable years, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act. Equity compensation fair value was calculated based on assumptions determined in accordance with FASB ASC Topic 718. Valuation assumptions used to calculate fair values did not materially differ from those used to calculate fair values at the time of grant as reflected in the Summary Compensation Table Amounts.

Average Non-PEO NEOs Compensation Actually Paid Detail
	Compensation Actually Paid Detail
Compensation Element	2020($)	2021($)	2022($)
Summary Compensation Table (SCT) Reported Total Compensation	657,195	1,297,940	1,333,224
Aggregate SCT Reported Equity Compensation (-)	(169,236)	(761,219)	(879,966)
Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	586,026	1,622,442	696,792
Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Outstanding (+/-)	985,989	2,990,380	(969,267)
Year-Over-Year Change in Fair Value of Awards Granted During Previous FYs & Vesting During Covered FY (+/-)	48,739	14,880	(920,884)
Compensation Actually Paid Determination	2,108,713	5,164,424	(740,101)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Revenue
Adjusted EBITDA
Business Development - Sales and Awards (Project Sales, Distributed Generation EPC/PPA Sales, Project Solution Awards)
Energy Assets Placed into Operation

Total Shareholder Return Amount	$ 327	465	299
Peer Group Total Shareholder Return Amount	194	277	285
Net Income (Loss)	$ 98,549,000	$ 80,191,000	$ 56,922,000
Company Selected Measure Amount	204,512,000	152,715,000	117,877,000
PEO Name	George Sakellaris
Additional 402(v) Disclosure [Text Block]	The compensation committee considers a mix of cash and equity awards over both the short-term and long-term as a critical balance in reinforcing Ameresco’s commitment to performance alignment. Our compensation programs are focused on objective corporate performance measures and individual performance.In accordance with SEC rules, we are providing the below disclosure regarding certain executive compensation disclosure for our principal executive officer and our other NEOs (“Non-PEO NEOs;”) and certain financial performance measures for the fiscal years listed below, as well as the relationship of the “compensation actually paid” (“CAP”) to those financial performance measures. The SEC-defined CAP data set forth in the table below does not reflect amounts actually realized by our NEOs. A significant portion of the CAP amounts shown relate to changes in values of unvested awards over the course of the reporting year. These unvested awards remain subject to significant risk from forfeiture conditions and possible future declines in value based on changes in our stock price. As described in detail in the “Compensation Discussion and Analysis” section above, our performance equity awards are subject to multi-year performance conditions tied to performance metrics and all our equity awards are subject to time vesting conditions. The ultimate values actually realized by our NEOs from unvested equity awards, if any, will not be determined until the awards fully vest.Performance Metrics to Link Executive Compensation Actually Paid with Company PerformanceThe following table presents the most important financial measures that we used to link compensation actually paid with Ameresco performance during the most recently completed fiscal year: The following charts show the relationship of the CAP amounts for our PEO and Non-PEO NEOs as compared to Ameresco’s total shareholder return, the Nasdaq Clean Edge Green Energy Index total shareholder return, net income, and adjusted EBITDA over the last three completed fiscal years. See the “Compensation Discussion & Analysis” above and published in our historical proxy statements for additional detail on executive compensation actions. Note, the value ultimately realized by our executive officers is subject to significant variation over time (e.g., forfeiture of unvested awards prior to vesting, variation in stock price prior to award monetization).
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	(5) Adjusted EBITDA is defined as net income attributable to common shareholders, including impact from redeemable non-controlling interests, before provision (benefit from) income tax provisions, other expenses net, depreciation, amortization of intangible assets, accretion of asset retirement obligations, contingent consideration expense, stock-based compensation expense, energy asset impairment, restructuring and other charges, gain or loss on sale of equity investment, and gain or loss upon deconsolidation of a variable interest entity.
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Business Development - Sales and Awards (Project Sales, Distributed Generation EPC/PPA Sales, Project Solution Awards)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Energy Assets Placed into Operation
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,043,613)	$ (5,233,075)	$ 0
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,308,244	12,229,652	0
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,451,061)	22,831,678	2,842,726
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,048,731)	(173,842)	(26,498)
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(879,966)	(761,219)	(169,236)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	696,792	1,622,442	586,026
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(969,267)	2,990,380	985,989
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (920,884)	$ 14,880	$ 48,739